Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” (or “CAP”), as defined by SEC rules, and certain of our financial performance metrics. For further information concerning our variable pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	AFFO per Share
					Total Shareholder Return	Peer Group Total Shareholder Return

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$11,358,715	$10,743,291	$4,028,739	$3,903,892	$73.54	$82.60	$1,053,632	$12.85
2024	$8,817,502	$4,796,116	$3,331,586	$1,720,240	$89.44	$86.78	$749,536	$13.37
2023	$11,261,032	$7,851,613	$3,504,909	$2,695,520	$109.31	$100.41	$501,812	$13.08
2022	$13,334,754	($4,794,761)	$5,207,307	($1,385,547)	$119.01	$100.87	$461,429	$12.25
2021	$9,995,179	$32,023,793	$3,949,044	$11,961,853	$163.70	$140.99	$237,624	$10.74
Column (b)
. Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for 2021, 2022 and 2023 for our former CEO, Jeffrey A. Stoops, and for 2024 and 2025, for our CEO, Brendan T. Cavanagh.
Column (c)
. CAP for our former CEO, Mr. Stoops, in each of 2021, 2022 and 2023 and our CEO, Mr. Cavanagh, in each of 2024 and 2025 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our former CEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the former CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2025, 2024, 2023, and 2022 annual meetings of shareholders.

Year	2021	2022	2023	2024	2025
CEO	Mr. Stoops	Mr. Stoops	Mr. Stoops	Mr. Cavanagh	Mr. Cavanagh
SCT Total Compensation ($)	9,995,179	13,334,754	11,261,032	8,817,502	11,358,715
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(7,172,549)	(9,901,690)	(8,148,621)	(6,589,999)	(8,640,314)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	13,925,505	7,855,626	7,606,781	5,869,529	7,514,843
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	20,039,610	(11,218,937)	(1,005,888)	(819,975)	921,949
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(4,763,952)	(4,864,514)	(1,656,336)	(1,498,653)	294,265
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	(205,355)	(982,288)	(706,167)

Compensation Actually Paid ($)	32,023,793	(4,794,761)	7,851,613	4,796,116	10,743,291

Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.
Column (d)
. The following
non-CEO
named executive officers are included in the average figures shown for 2022 and 2021: Brendan T. Cavanagh, Kurt L. Bagwell, Thomas P. Hunt and Jason V. Silberstein, for 2023: Brendan T. Cavanagh, Jason V. Silberstein, Mark R. Ciarfella, and Richard M. Cane, for 2024: Marc Montagner, Mark R. Ciarfella, Richard M. Cane, Joshua M. Koenig and Jason V. Silberstein and for 2025: Marc Montagner, Mark R. Ciarfella, Richard M. Cane, and Joshua M. Koenig.
Column (e)
. Average CAP for our
non-CEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2025, 2024, 2023, and 2022 annual meetings of shareholders.

Year	2021	2022	2023	2024	2025
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	3,949,044	5,207,307	3,504,909	3,331,586	4,028,739
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(2,585,499)	(3,598,186)	(2,283,870)	(2,300,533)	(2,812,296)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	5,019,747	2,854,664	2,132,004	1,850,331	2,442,106
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	7,293,395	(4,086,208)	(233,781)	(362,259)	311,888
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Covered Year ($)	—	—	—	13,605	10,213
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(1,714,834)	(1,763,124)	(376,014)	(493,703)	78,436
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	(47,728)	(318,787)	(155,194)

Compensation Actually Paid ($)	11,961,853	(1,385,547)	2,695,520	1,720,240	3,903,892
Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.
Column (f)
. For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of SBA for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021 respectively.
Column (g
). For the relevant fiscal year, represents the cumulative TSR of our Large Public Tower Company Peer Group for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021 respectively. The Large Public Tower Company Peer Group for each of 2025, 2024, 2023, 2022, and 2021 consisted of the following companies: American Tower Corporation and Crown Castle Inc.
Column (h)
. Reflects “Net Income” in our consolidated income statements included in our Annual Reports on Form
10-K
for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
Column (i)
. Company-selected Measure is AFFO per Share, which is described below.

Company Selected Measure Name	AFFO per Share
Named Executive Officers, Footnote	The following
non-CEO
	named executive officers are included in the average figures shown for 2022 and 2021: Brendan T. Cavanagh, Kurt L. Bagwell, Thomas P. Hunt and Jason V. Silberstein, for 2023: Brendan T. Cavanagh, Jason V. Silberstein, Mark R. Ciarfella, and Richard M. Cane, for 2024: Marc Montagner, Mark R. Ciarfella, Richard M. Cane, Joshua M. Koenig and Jason V. Silberstein and for 2025: Marc Montagner, Mark R. Ciarfella, Richard M. Cane, and Joshua M. Koenig.
Peer Group Issuers, Footnote
Column (g
). For the relevant fiscal year, represents the cumulative TSR of our Large Public Tower Company Peer Group for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021 respectively. The Large Public Tower Company Peer Group for each of 2025, 2024, 2023, 2022, and 2021 consisted of the following companies: American Tower Corporation and Crown Castle Inc.

Adjustment To PEO Compensation, Footnote
Column (c)
. CAP for our former CEO, Mr. Stoops, in each of 2021, 2022 and 2023 and our CEO, Mr. Cavanagh, in each of 2024 and 2025 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our former CEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the former CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2025, 2024, 2023, and 2022 annual meetings of shareholders.

Year	2021	2022	2023	2024	2025
CEO	Mr. Stoops	Mr. Stoops	Mr. Stoops	Mr. Cavanagh	Mr. Cavanagh
SCT Total Compensation ($)	9,995,179	13,334,754	11,261,032	8,817,502	11,358,715
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(7,172,549)	(9,901,690)	(8,148,621)	(6,589,999)	(8,640,314)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	13,925,505	7,855,626	7,606,781	5,869,529	7,514,843
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	20,039,610	(11,218,937)	(1,005,888)	(819,975)	921,949
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(4,763,952)	(4,864,514)	(1,656,336)	(1,498,653)	294,265
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	(205,355)	(982,288)	(706,167)

Compensation Actually Paid ($)	32,023,793	(4,794,761)	7,851,613	4,796,116	10,743,291

Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.

Non-PEO NEO Average Total Compensation Amount	$ 4,028,739	$ 3,331,586	$ 3,504,909	$ 5,207,307	$ 3,949,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,903,892	1,720,240	2,695,520	(1,385,547)	11,961,853
Adjustment to Non-PEO NEO Compensation Footnote
Column (e)
. Average CAP for our
non-CEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2025, 2024, 2023, and 2022 annual meetings of shareholders.

Year	2021	2022	2023	2024	2025
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	3,949,044	5,207,307	3,504,909	3,331,586	4,028,739
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(2,585,499)	(3,598,186)	(2,283,870)	(2,300,533)	(2,812,296)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	5,019,747	2,854,664	2,132,004	1,850,331	2,442,106
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	7,293,395	(4,086,208)	(233,781)	(362,259)	311,888
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Covered Year ($)	—	—	—	13,605	10,213
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(1,714,834)	(1,763,124)	(376,014)	(493,703)	78,436
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	(47,728)	(318,787)	(155,194)

Compensation Actually Paid ($)	11,961,853	(1,385,547)	2,695,520	1,720,240	3,903,892
Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 73.54	89.44	109.31	119.01	163.7
Peer Group Total Shareholder Return Amount	82.6	86.78	100.41	100.87	140.99
Net Income (Loss)	$ 1,053,632,000	$ 749,536,000	$ 501,812,000	$ 461,429,000	$ 237,624,000
Company Selected Measure Amount	12.85	13.37	13.08	12.25	10.74
Jeffrey A. Stoops [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,261,032	$ 13,334,754	$ 9,995,179
PEO Actually Paid Compensation Amount			$ 7,851,613	$ (4,794,761)	$ 32,023,793
PEO Name			Jeffrey A. Stoops	Jeffrey A. Stoops	Jeffrey A. Stoops
Brendan T. Cavanagh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,358,715	$ 8,817,502
PEO Actually Paid Compensation Amount	$ 10,743,291	$ 4,796,116
PEO Name	Brendan T. Cavanagh	Brendan T. Cavanagh
PEO | Jeffrey A. Stoops [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,005,888)	$ (11,218,937)	$ 20,039,610
PEO | Jeffrey A. Stoops [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,656,336)	(4,864,514)	(4,763,952)
PEO | Jeffrey A. Stoops [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(205,355)
PEO | Jeffrey A. Stoops [Member] | Stock And Option Award Values Reported In SCT For The Covered Year On Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,148,621)	(9,901,690)	(7,172,549)
PEO | Jeffrey A. Stoops [Member] | Fair Value For Stock And Option Awards Granted In The Covered Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,606,781	7,855,626	13,925,505
PEO | Brendan T. Cavanagh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 921,949	$ (819,975)
PEO | Brendan T. Cavanagh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,265	(1,498,653)
PEO | Brendan T. Cavanagh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(706,167)	(982,288)
PEO | Brendan T. Cavanagh [Member] | Stock And Option Award Values Reported In SCT For The Covered Year On Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,640,314)	(6,589,999)
PEO | Brendan T. Cavanagh [Member] | Fair Value For Stock And Option Awards Granted In The Covered Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,514,843	5,869,529
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,888	(362,259)	(233,781)	(4,086,208)	7,293,395
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,213	13,605
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,436	(493,703)	(376,014)	(1,763,124)	(1,714,834)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,194)	(318,787)	(47,728)
Non-PEO NEO | Stock And Option Award Values Reported In SCT For The Covered Year On Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,812,296)	(2,300,533)	(2,283,870)	(3,598,186)	(2,585,499)
Non-PEO NEO | Fair Value For Stock And Option Awards Granted In The Covered Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,442,106	$ 1,850,331	$ 2,132,004	$ 2,854,664	$ 5,019,747